Summary of significant accounting policies - Property, Plant, and Equipment, Lessor Asset under Operating Lease (Details)	Dec. 31, 2023
Passenger aircraft
Property, Plant and Equipment [Line Items]
Estimated useful life of asset, years	25 years
Percentage of estimates for residual values of estimated industry price	15.00%
Freighter aircraft
Property, Plant and Equipment [Line Items]
Estimated useful life of asset, years	35 years
Percentage of estimates for residual values of estimated industry price	15.00%
Helicopters
Property, Plant and Equipment [Line Items]
Estimated useful life of asset, years	30 years
Percentage of estimates for residual values of estimated industry price	20.00%
Engines
Property, Plant and Equipment [Line Items]
Estimated useful life of asset, years	20 years
Percentage of estimates for residual values of estimated industry price	60.00%